IDENTIFIABLE INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2022
IDENTIFIABLE INTANGIBLE ASSETS - NET
Schedule of identifiable intangible assets

Identifiable intangible assets consisted of the following at December 31 (in thousands, except years):

		As of December 31, 2022
		2022			2021
	Range of
	Estimated
	Useful Lives	Gross	Accumulated	Net	Gross	Accumulated	Net
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trade name	Indefinite	$389,484	$—	$389,484	$402,581	$—	$402,581
Trademarks and trade names	5 – 10	104,053	(104,026)	27	104,174	(96,041)	8,133
Patented and unpatented technology	3 – 10	109,275	(103,419)	5,856	112,288	(97,818)	14,470
Customer lists, contracts, and relationships	5 – 11	391,454	(367,273)	24,181	404,421	(350,997)	53,424
Non-compete Covenant	3	900	(900)	—	900	(811)	89
Other identifiable intangible assets	3 – 13	5,059	(5,059)	—	7,110	(6,955)	155
		$1,000,225	$(580,677)	$419,548	$1,031,474	$(552,622)	$478,852

Schedule of the estimated aggregate amortization expense for identifiable intangible assets for the next five years

Based on balances at December 31, 2022, the estimated aggregate amortization expense for identifiable intangible assets for the next five years is as follows (in thousands):

Fiscal Years Ended
December 31,
2023	$23,892
2024	$2,092
2025	$2,083
2026	$729
2027	$279